Basis of preparation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Basis of preparation and accounting policies [abstract]
Reconciliation net result under IFRS-EU and IFRS-IASB
Reconciliation net result under IFRS-EU and IFRS-IASB
in EUR million
2021 2020 2019
In accordance with IFRS-EU (attributable to the shareholders of the parent)
4,776 2,485 4,781
Adjustment of the EU IAS 39 carve-out
1,603 -410 -1,181
Tax effect

of the adjustment
1) -429 176 303
Effect of adjustment after tax 1,174 -234 -878
In accordance with IFRS-IASB (attributable to the shareholders of the parent) 5,951 2,250 3,903
1)

includes the effect of changes in tax rate.

Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB
Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB in EUR million
2021 2020 2019
In accordance with IFRS-EU (attributable to the shareholders of the parent)
53,919 54,637 53,769
Adjustment of the EU IAS 39 carve-out -2,490 -4,081 -3,658
Tax effect

of the adjustment
637 1,063 885
Effect of adjustment after tax -1,853 -3,018 -2,773
In accordance with IFRS-IASB Shareholders’ equity 52,066 51,619 50,996